CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended	5 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor
NET INCOME	$ 127,712	$ 127,712	$ 19,778	$ 33,170	$ 143,908	$ 82,786
OTHER COMPREHENSIVE INCOME
Net changes in fair value of cash flow hedges, net of taxes of $(332) for the period beginning April 1, 2014 and ending May 13, 2014 and $(1,221) (2013), and net of reclassification adjustments and $(1,118) for the period beginning January 1, 2014 and ending May 13, 2014 and $(2,464) (2013), and net of reclassification adjustments			610	2,238	2,050	4,516
Change in unrealized fair value adjustments of available-for-sale securities, net of taxes of $(36) for the period beginning February 5, 2014 and ending June 30, 2014, $(28) for the period beginning April 1, 2014 and ending May 13, 2014 and $59 (2013), and net of reclassification adjustments and $(313) for the period beginning January 1, 2014 and ending May 13, 2014 and $(41) (2013), and net of reclassification adjustments	250	250	51	(108)	573	76
Total other comprehensive income	250	250	661	2,130	2,623	4,592
COMPREHENSIVE INCOME	$ 127,962	$ 127,962	$ 20,439	$ 35,300	$ 146,531	$ 87,378